Balance Sheet Items - Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 23,143		$ 20,817
Less: accumulated depreciation	(11,139)		(7,744)
Property and equipment, net	12,004		13,073
Depreciation	943	471
Buildings and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	9,258		8,806
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	9,754		9,457
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 4,131		$ 2,554